Financial Results - Summary of Effects on Exchange Differences (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	$ 57,171	$ 136,960	$ 110,635
Cash and cash equivalents [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	8,277	3,553	28,247
Other financial assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	130,570	57,818	143,279
Other non-financial assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	27,195	379	5,356
Trade and other receivables [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	57,226	210,587	193,532
Current tax assets and liabilities [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences			2,473
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(30,988)	(43,692)	(144,669)
Trade and other payables [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(46,073)	(45,142)	(76,575)
Other non-financial liabilities [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	$ (89,036)	$ (46,543)	$ (41,008)